INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Inventory	$ 1,659	$ 5,592
Net deferred income tax liabilities	(1,369)	(2,938)
Deferred income tax assets and liabilities [Member]
Statement [Line Items]
Reclamation provision	304	571
Non-capital losses	3,383	1,171
Other deductible temporary differences	562	1,013
Inventory	(2)	(243)
Capitalized to exploration and evaluation assets	(3,349)	(3,340)
Plant, equipment and mining properties	(2,267)	(2,110)
Net deferred income tax liabilities	$ (1,369)	$ (2,938)